Offerings - Offering: 1	Oct. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2, Commercial Mortgage Pass-Through Certificates, Series 2025-5C2
Amount Registered | shares	634,167,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 634,167,000
Amount of Registration Fee	$ 87,578.47
Offering Note
(1)	For purposes of calculating the amount registered, it is assumed that the aggregate initial certificate balance of the Class A-2 and Class A-3 trust components will be $499,484,000.
(2)	Estimated solely for the purpose of calculating the registration fee.